UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2013 (Unaudited)

Tortoise MLP & Pipeline Fund

Description	Shares	Fair Value
Common Stock - 75.9%(1)
Canadian Crude/Refined Products Pipelines - 11.5%(1)
Enbridge, Inc.	1,764,100	$72,239,895
Pembina Pipeline Corp.	1,250,400	38,795,284
		111,035,179
Canadian Natural Gas Pipelines - 6.0%(1)
Keyera Corp.	266,700	14,592,159
TransCanada Corp.	988,200	43,105,284
		57,697,443
United States Crude/Refined Products Pipelines - 7.0%(1)
Kinder Morgan, Inc.	1,161,880	44,070,108
SemGroup Corp.	450,000	23,823,000
		67,893,108
United States Local Distribution Pipelines - 11.8%(1)
CenterPoint Energy, Inc.	2,488,000	57,049,840
NiSource, Inc.	1,949,100	57,030,666
		114,080,506
United States Natural Gas Gathering Pipelines - 2.0%(1)
Targa Resources Corp.	283,800	19,323,942

United States Natural Gas Pipelines - 34.6%(1)
EQT Corp.	517,300	44,342,956
National Fuel Gas Co.	439,496	28,690,299
OGE Energy Corp.	387,724	13,651,762
ONEOK, Inc.	1,131,362	58,197,261
Questar Corp.	1,059,260	23,218,979
Spectra Energy Corp.	2,730,300	90,400,233
Williams Companies, Inc.	2,092,100	75,817,704
		334,319,194
United States Other Energy Infrastructure - 2.0%(1)
Sempra Energy	112,300	9,480,366
Wisconsin Energy Corp.	230,300	9,451,512
		18,931,878
United States Power/Utility - 1.0%(1)
NRG Yield, Inc.	342,400	9,539,264

Total Common Stock
(Cost $691,898,865)		732,820,514

Master Limited Partnerships - 22.8%(1)
United States Crude/Refined Products Pipelines - 11.3%(1)
Buckeye Partners, L.P.	140,200	9,814,000
Genesis Energy, L.P.	95,160	4,631,437
Holly Energy Partners, L.P.	118,450	4,208,529
Magellan Midstream Partners, L.P.	448,337	24,326,766
MPLX LP	193,451	6,906,201
Oiltanking Partners LP	92,809	4,501,236
Phillips 66 Partners LP	151,700	4,667,809
Plains All American Pipeline, L.P.	556,600	28,141,696
Sunoco Logistics Partners L.P.	232,600	14,942,224
Tesoro Logistics LP	130,200	6,978,720
		109,118,618
United States Natural Gas Gathering Pipelines - 4.8%(1)
Access Midstream Partners LP	256,000	11,676,160
DCP Midstream Partners, LP	146,575	7,025,340
MarkWest Energy Partners LP	137,259	9,167,529
Targa Resources Partners LP	95,792	4,680,397
Western Gas Equity Partners LP	113,500	4,469,630
Western Gas Partners LP	153,500	9,077,990
		46,097,046
United States Natural Gas Pipelines - 6.7%(1)
Energy Transfer Equity, L.P.	264,846	17,037,543
Enterprise Products Partners L.P.	645,600	38,361,552

Regency Energy Partners LP	336,800	9,103,704
		64,502,799
Total Master Limited Partnerships
(Cost $188,418,249)		219,718,463

Short-Term Investment - 0.8%(1)
United States Investment Company - 0.8%(1)
Fidelity Institutional Money Market Portfolio, 0.05%(2)
(Cost $7,553,638)	7,553,638	7,553,638

Total Investments - 99.5%(1)
(Cost $887,870,752)		960,092,615
Other Assets and Liabilities, Net - 0.5%(1)		5,063,604
Total Net Assets - 100.0%(1)		$965,156,219

(1) Calculated as a percentage of net assets.
(2) Rate indicated is the current yield as of August 31, 2013.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2013.

	Level 1	Level 2	Level 3	Total
Common Stock	$732,820,514	$-	$-	$732,820,514
Master Limited Partnerships	219,718,463	-	-	219,718,463
Short-Term Investment	7,553,638	-	-	7,553,638
Total Investments	$960,092,615	$-	$-	$960,092,615

Transfers between levels are recognized at the beginning of the reporting period. During the period ended August 31, 2013, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2013 (Unaudited)

Tortoise North American Energy Independence Fund

Description	Shares	Fair Value
Common Stock - 94.9%(1)
Canadian Oil & Gas Production - 2.1%(1)
Crescent Point Energy Corp.	1,360	$49,607
United States Natural Gas Pipelines - 5.3%(1)
EQT Corp.	1,295	111,008
National Fuel Gas Co.	165	10,771
		121,779
United States Oil & Gas Production - 87.5%(1)
Anadarko Petroleum Corp.	2,240	204,781
Apache Corp.	1,090	93,391
Cabot Oil & Gas Corp.	3,800	148,694
Carrizo Oil & Gas, Inc.(2)	1,330	45,566
Cenovus Energy, Inc.	1,515	43,541
Chesapeake Energy Corp.	1,895	48,910
Cimarex Energy Co.	420	35,200
Concho Resources, Inc.(2)	445	42,947
Continental Resources, Inc.(2)	910	83,957
Denbury Resources, Inc.(2)	2,320	40,113
Energen Corp.	905	60,010
EOG Resources, Inc.	1,285	201,809
Hess Corp.	570	42,664
Jones Energy, Inc.(2)	1,495	22,201
Marathon Oil Corp.	1,930	66,450
Newfield Exploration Co.(2)	2,060	49,069
Noble Energy, Inc.	2,150	132,074
Occidental Petroleum Corp.	1,765	155,691
Pioneer Natural Resources Co.	1,130	197,716
QEP Resources, Inc.	1,475	40,297
Range Resources Corp.	1,140	85,477
Southwestern Energy Co.(2)	875	33,425
Suncor Energy, Inc.	2,880	97,546
Whiting Petroleum Corp.(2)	1,260	63,592
		2,035,121
Total Common Stock
(Cost $2,005,620)		2,206,507

Short-Term Investment - 1.4%(1)
United States Investment Company- 1.4%(1)
Fidelity Institutional Money Market Portfolio, 0.05%(3)
(Cost $31,756)	31,756	31,756

Total Investments - 96.3%(1)
(Cost $2,037,376)		2,238,263
Other Assets and Liabilities, Net - 3.7%(1)		87,199
Total Net Assets - 100.0%(1)		$2,325,462

(1) Calculated as a percentage of net assets.
(2) Non-income producing security.
(3) Rate indicated is the current yield as of August 31, 2013.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2013.

	Level 1	Level 2	Level 3	Total
Common Stock	$2,206,507	$-	$-	$2,206,507
Short-Term Investment	31,756	-	-	31,756
Total Investments	$2,238,263	$-	$-	$2,238,263

Transfers between levels are recognized at the beginning of the reporting period. During the period ended August 31, 2013, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows:

	Tortoise MLP &	Tortoise North American
	Pipeline Fund	Energy Independence Fund

Cost of investments	$ 884,296,724	$ 2,037,376

Gross unrealized appreciation	81,506,865	219,787
Gross unrealized depreciation	(5,710,974)	(18,900)
Net unrealized appreciation	$ 75,795,891	$ 200,887

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  October 22, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  October 22, 2013